Fresh Start Reporting - Disclosure Statement To Fair Value Of Successor Company's Equity (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 10, 2019	Dec. 31, 2018
Plus: Cash	$ 2,382,560		$ 3,873,865	$ 2,014,521	$ 2,238,275	$ 2,238,275	$ 0
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Enterprise value(1)		$ 1,150,000,000
Plus: Cash		92,009,000
Less: Borrowings under accounts receivable facility		(48,886,000)
Less: Fair value of debt		(514,950,000)
Less: Fair value of warrants		(11,200,000)
Implied value of Successor Company common stock		$ 666,973,000
Shares issued upon emergence (Class A and B common stock)		4,000
Per share		$ 167